PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Buildings	26,776	168,302	155,306
Machinery and equipment	31,414	197,452	161,915
Motor vehicles	4,055	25,486	22,761
Furniture, fixtures and office equipment	6,113	38,423	31,137
	68,358	429,662	371,119
Less: accumulated depreciation	(26,997)	(169,690)	(137,342)
	41,361	259,972	233,777